STOCKHOLDERS' EQUITY - Common Stock Shares (Details) - $ / shares	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
STOCKHOLDERS' EQUITY
Common shares, shares authorized (in shares)	50,000,000	50,000,000	50,000,000
Common shares, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common shares, shares issued (in shares)		3,336,500	2,875,000
Common shares, shares outstanding (in shares)		3,336,500	2,875,000
Common stock subject to redemption
STOCKHOLDERS' EQUITY
Common shares, par value (in dollars per share)		$ 0.0001	$ 0.0001
Common stock subject to possible redemption, outstanding (in shares)	11,500,000	11,500,000	0
Common stock not subject to redemption
STOCKHOLDERS' EQUITY
Common shares, shares issued (in shares)	3,336,500	3,336,500
Common shares, shares outstanding (in shares)	3,336,500	3,336,500